Stock-Based Compensation Plans and Arrangements - Black-Scholes Model Assumptions for Calculating Stock Option and ESPP Fair Values (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.13%	0.27%	0.33%
Expected volatility	29.00%	42.00%	61.00%
Expected dividend rate	3.27%	1.87%	0.00%
Expected life of the option	1 year	1 year	1 year
Weighted average fair value of options granted	$ 3.01	$ 3.63	$ 3.30
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.60%	1.57%	1.60%
Expected volatility	44.00%	54.00%	60.00%
Expected dividend rate	3.13%	2.58%	0.00%
Expected life of the option	2 years 9 months 18 days	4 years 1 month 6 days	3 years 3 months 18 days
Weighted average fair value of options granted	$ 4.12	$ 5.18	$ 4.40